SCHEDULE OF INVESTMENTS
Value (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Alternative Carriers – 3.0%
Liberty Global, Inc., Series C(A)	520	$13,285

Cable & Satellite – 6.3%
Comcast Corp., Class A	313	16,910
Liberty Media Corp., Class C(A)	248	10,947

		27,857

Total Communication Services - 9.3%		41,142

Consumer Discretionary
Auto Parts & Equipment – 2.5%
Magna International, Inc.	124	10,924

General Merchandise Stores – 3.1%
Target Corp.	69	13,654

Home Improvement Retail – 2.5%
Lowe’s Co., Inc.	59	11,188

Total Consumer Discretionary - 8.1%		35,766

Consumer Staples
Hypermarkets & Super Centers – 3.2%
Wal-Mart Stores, Inc.	102	13,858

Tobacco – 3.2%
Philip Morris International, Inc.	161	14,274

Total Consumer Staples - 6.4%		28,132

Energy
Oil & Gas Exploration & Production – 2.7%
EOG Resources, Inc.	165	11,973

Oil & Gas Refining & Marketing – 2.6%
Marathon Petroleum Corp.	214	11,455

Total Energy - 5.3%		23,428

Financials
Asset Management & Custody Banks – 2.6%
Ameriprise Financial, Inc.	50	11,537

Consumer Finance – 5.4%
Capital One Financial Corp.	111	14,150
Synchrony Financial	242	9,829

		23,979

Investment Banking & Brokerage – 3.2%
Morgan Stanley	181	14,052

Mortgage REITs – 1.9%
AGNC Investment Corp.	515	8,627

Other Diversified Financial Services – 4.1%
Citigroup, Inc.	252	18,360

Property & Casualty Insurance – 0.6%
Arch Capital Group Ltd.(A)	67	2,579

Reinsurance – 3.2%
Everest Re Group Ltd.	21	5,270

Reinsurance Group of America, Inc.	69	8,689

		13,959

Total Financials - 21.0%		93,093

Health Care
Biotechnology – 2.0%
Amgen, Inc.	35	8,691

Health Care Distributors – 2.6%
McKesson Corp.	59	11,473

Health Care Facilities – 2.8%
HCA Holdings, Inc.	65	12,291

Health Care Services – 2.4%
CVS Caremark Corp.	142	10,718

Managed Health Care – 1.9%
Anthem, Inc.	24	8,578

Pharmaceuticals – 1.4%
GlaxoSmithKline plc ADR	168	6,003

Total Health Care - 13.1%		57,754

Industrials
Aerospace & Defense – 3.8%
Northrop Grumman Corp.	10	3,272
Raytheon Technologies Corp.	174	13,423

		16,695

Electrical Components & Equipment – 5.7%
Eaton Corp.	97	13,346
nVent Electric plc	424	11,826

		25,172

Railroads – 2.9%
Norfolk Southern Corp.	49	13,081

Total Industrials - 12.4%		54,948

Information Technology
Data Processing & Outsourced Services – 2.9%
Fidelity National Information Services, Inc.	93	13,053

Semiconductors – 5.3%
Broadcom Corp., Class A	25	11,507
NXP Semiconductors N.V.	59	11,844

		23,351

Technology Hardware, Storage & Peripherals – 1.4%
Seagate Technology	80	6,137

Total Information Technology - 9.6%		42,541

Materials
Diversified Metals & Mining – 2.3%
BHP Billiton Ltd. ADR(B)	144	10,013

Paper Packaging – 2.4%
Graphic Packaging Holding Co.	592	10,750

Total Materials - 4.7%		20,763

Real Estate
Health Care REITs – 3.1%
Welltower, Inc.	194	13,892

Total Real Estate - 3.1%		13,892

Utilities
Electric Utilities – 4.6%
Entergy Corp.	112	11,154
Evergy, Inc.(C)	151	8,974

		20,128

Multi-Utilities – 0.6%
Public Service Enterprise Group, Inc.	44	2,656

Total Utilities - 5.2%		22,784

TOTAL COMMON STOCKS – 98.2%		$434,243

(Cost: $340,356)

SHORT-TERM SECURITIES

Money Market Funds(E) – 2.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%, (D)	2,335	2,334
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	10,439	10,439

		12,773

TOTAL SHORT-TERM SECURITIES – 2.9%		$12,773

(Cost: $12,773)

TOTAL INVESTMENT SECURITIES – 101.1%		$447,016

(Cost: $353,129)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(4,703)

NET ASSETS – 100.0%		$442,313

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $9,419 are on loan.
(C)	All or a portion of securities with an aggregate value of $167 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(D)	Investment made with cash collateral received from securities on loan.

(E) Rate shown is the annualized 7-day yield at March 31, 2021.

The following written options were outstanding at March 31, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Broadcom Corp., Class A	N/A	Call	32	3	April 2021	$470.00	$88	$(27)
Magna International, Inc.	N/A	Call	160	16	June 2021	90.00	129	(77)
Reinsurance Group of America, Inc.	JPMorgan Chase Bank N.A.	Put	84	8	April 2021	140.00	318	(113)
Seagate Technology	N/A	Put	266	27	April 2021	60.00	25	(15)

							$560	$(232)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$434,243	$—	$—
Short-Term Securities	12,773	—	—

Total	$447,016	$—	$—

Liabilities
Written Options	$104	$128	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$353,129

Gross unrealized appreciation	99,592
Gross unrealized depreciation	(5,705)

Net unrealized appreciation	$93,887